Loss And Loss Adjustment Expense Reserves (Tables)	12 Months Ended
Dec. 31, 2023
Insurance [Abstract]
Activity in Loss and Loss Adjustment Expense Reserves
Activity in the loss and LAE reserves is summarized as follows:

(millions)	2023	2022	2021
Balance at January 1	$30,359.3	$26,164.1	$20,265.8
Less reinsurance recoverables on unpaid losses	5,559.2	4,733.6	3,798.2
Net balance at January 1	24,800.1	21,430.5	16,467.6
Net loss and loss adjustment expense reserves acquired[1]	0	0	729.2
Total beginning reserves	24,800.1	21,430.5	17,196.8
Incurred related to:
Current year	44,560.6	38,209.0	33,632.3
Prior years	1,094.0	(86.3)	(4.7)
Total incurred	45,654.6	38,122.7	33,627.6
Paid related to:
Current year	26,874.3	23,542.9	20,561.1
Prior years	13,980.2	11,210.2	8,832.8
Total paid	40,854.5	34,753.1	29,393.9
Net balance at December 31	29,600.2	24,800.1	21,430.5
Plus reinsurance recoverables on unpaid losses	4,789.0	5,559.2	4,733.6
Balance at December 31	$34,389.2	$30,359.3	$26,164.1
[1] Net reserves acquired in Protective Insurance acquisition.

Short-duration Insurance Contracts, Claims Development
Only 2023 is audited; all prior years are considered required supplementary information and, therefore, are unaudited. Expected development on our case reserves is excluded from the IBNR reserves on our vehicle businesses, as discussed above. For the Property business and the Commercial Lines other business, the IBNR reserves include expected case development based on the methodology used in establishing the case reserves for that segment. The cumulative number of incurred claims are based on accident coverages (e.g., bodily injury, collision, comprehensive, personal injury protection, property damage) related to opened claims. Coverage counts related to claims closed without payment are excluded from the cumulative number of incurred claims.

Personal Lines - Agency - Liability
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2023
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2019[1]	2020[1]	2021[1]	2022[1]	2023
2019	$5,885.0	$5,886.9	$5,918.2	$5,959.9	$5,879.2	$0	916,543
2020		5,433.8	5,405.4	5,385.7	5,458.1	142.8	757,024
2021			6,716.4	6,861.8	6,936.4	174.2	885,607
2022				7,076.9	7,301.5	402.8	838,763
2023					8,615.9	1,715.2	883,430
				Total	$34,191.1
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2019[1]	2020[1]	2021[1]	2022[1]	2023
2019	$2,715.2	$4,533.2	$5,272.8	$5,626.6	$5,779.3
2020		2,383.0	4,112.2	4,796.8	5,122.0
2021			2,855.4	5,239.4	6,183.1
2022				3,018.8	5,564.1
2023					3,526.5
				Total	$26,175.0
	All outstanding liabilities before 2019, net of reinsurance[1]				92.9
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$8,109.0
[1] Required supplementary information (unaudited)

Personal Lines - Agency - Physical Damage
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2023
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2019[1]	2020[1]	2021[1]	2022[1]	2023
2019	$3,277.9	$3,254.7	$3,261.1	$3,259.0	$3,268.1	$0.4	1,879,041
2020		3,328.5	3,319.8	3,327.3	3,323.3	(8.4)	1,785,036
2021			4,708.3	4,624.3	4,628.5	8.9	2,105,540
2022				5,429.4	5,544.6	(13.3)	2,031,717
2023					5,774.5	(298.0)	2,091,830
				Total	$22,539.0
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2019[1]	2020[1]	2021[1]	2022[1]	2023
2019	$3,242.5	$3,259.2	$3,255.9	$3,260.9	$3,263.7
2020		3,250.1	3,322.5	3,323.0	3,328.0
2021			4,438.1	4,620.9	4,611.5
2022				5,176.2	5,542.0
2023					5,584.2
				Total	$22,329.4
	All outstanding liabilities before 2019, net of reinsurance[1]				3.7
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$213.3
[1] Required supplementary information (unaudited)

Personal Lines - Direct - Liability
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2023
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2019[1]	2020[1]	2021[1]	2022[1]	2023
2019	$5,756.5	$5,811.7	$5,837.9	$5,870.0	$5,802.1	$0.1	957,826
2020		5,356.9	5,322.7	5,301.5	5,343.1	126.4	789,952
2021			6,964.7	7,180.3	7,244.1	164.5	981,424
2022				7,563.4	7,869.6	398.5	970,145
2023					9,627.9	1,763.6	1,080,475
				Total	$35,886.8
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2019[1]	2020[1]	2021[1]	2022[1]	2023
2019	$2,630.3	$4,452.5	$5,218.8	$5,568.8	$5,716.3
2020		2,301.3	4,018.7	4,721.4	5,035.9
2021			2,915.0	5,460.5	6,487.9
2022				3,131.8	5,982.6
2023					3,925.5
				Total	$27,148.2
	All outstanding liabilities before 2019, net of reinsurance[1]				79.4
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$8,818.0
[1] Required supplementary information (unaudited)

Personal Lines - Direct - Physical Damage
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2023
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2019[1]	2020[1]	2021[1]	2022[1]	2023
2019	$3,787.9	$3,737.8	$3,749.6	$3,747.9	$3,757.8	$0.3	2,272,383
2020		3,775.6	3,753.3	3,765.9	3,762.0	(9.7)	2,139,045
2021			5,752.3	5,568.2	5,572.9	3.6	2,602,359
2022				6,613.3	6,724.2	(27.3)	2,606,698
2023					7,577.9	(459.8)	2,851,047
				Total	$27,394.8
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2019[1]	2020[1]	2021[1]	2022[1]	2023
2019	$3,782.6	$3,751.3	$3,746.8	$3,750.9	$3,753.9
2020		3,720.0	3,765.9	3,762.2	3,767.4
2021			5,421.9	5,578.7	5,559.6
2022				6,325.7	6,731.9
2023					7,361.7
				Total	$27,174.5
	All outstanding liabilities before 2019, net of reinsurance[1]				2.8
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$223.1
[1] Required supplementary information (unaudited)

Commercial Lines - Liability
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2023
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2019[1]	2020[1]	2021[1]	2022[1]	2023
2019	$2,301.1	$2,370.9	$2,426.3	$2,434.4	$2,429.9	$7.6	136,213
2020		2,335.7	2,388.8	2,418.9	2,436.5	58.6	117,614
2021			3,446.6	3,527.3	3,573.7	134.7	156,829
2022				4,526.1	4,834.5	406.2	180,500
2023					5,455.8	1,299.6	184,840
				Total	$18,730.4
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2019[1]	2020[1]	2021[1]	2022[1]	2023
2019	$474.8	$1,184.4	$1,684.5	$2,037.5	$2,250.0
2020		440.8	1,110.4	1,628.9	2,043.5
2021			573.6	1,545.9	2,414.3
2022				749.2	2,086.4
2023					847.6
				Total	$9,641.8
	All outstanding liabilities before 2019, net of reinsurance[1]				103.2
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$9,191.8
[1] Required supplementary information (unaudited)

Commercial Lines - Physical Damage
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2023
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2019[1]	2020[1]	2021[1]	2022[1]	2023
2019	$633.1	$628.3	$626.6	$625.9	$626.4	$0	99,508
2020		631.8	624.9	622.0	624.8	2.9	99,588
2021			920.9	909.8	910.1	3.6	121,900
2022				1,314.9	1,330.3	0.7	147,146
2023					1,351.8	(6.5)	164,859
				Total	$4,843.4
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2019[1]	2020[1]	2021[1]	2022[1]	2023
2019	$561.1	$625.1	$624.8	$625.3	$625.4
2020		540.6	621.8	620.4	620.5
2021			764.2	903.1	901.5
2022				1,114.0	1,315.0
2023					1,184.4
				Total	$4,646.8
	All outstanding liabilities before 2019, net of reinsurance[1]				0.8
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$197.4
[1] Required supplementary information (unaudited)

Commercial Lines - Other
($ in millions)											As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance											December 31, 2023
	For the years ended December 31,										Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2014[1]	2015[1]	2016[1]	2017[1]	2018[1]	2019[1]	2020[1]	2021[1]	2022[1]	2023
2014	$74.9	$70.0	$68.3	$70.5	$70.7	$69.4	$70.7	$70.9	$70.4	$70.4	$3.2	9,226
2015		51.2	45.4	46.1	48.3	47.0	44.8	45.1	44.6	44.8	3.4	9,527
2016			51.8	43.3	41.0	41.5	40.2	40.1	40.0	40.4	3.1	7,648
2017				62.6	54.6	51.1	48.8	46.2	48.0	55.1	10.2	17,675
2018					81.5	81.3	76.7	77.0	76.5	81.7	10.0	15,475
2019						80.7	83.1	85.4	88.3	87.7	10.3	10,709
2020							75.0	80.7	81.9	82.9	14.0	9,505
2021								84.1	87.3	88.8	24.4	9,367
2022									84.0	80.9	26.3	7,660
2023										85.0	45.2	6,795
									Total	$717.7
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2014[1]	2015[1]	2016[1]	2017[1]	2018[1]	2019[1]	2020[1]	2021[1]	2022[1]	2023
2014	$18.6	$33.9	$44.3	$51.1	$56.9	$59.0	$61.1	$64.2	$65.0	$65.5
2015		6.5	18.1	26.5	30.9	33.9	36.1	37.1	37.8	38.7
2016			8.5	20.9	27.0	30.6	32.7	33.8	35.0	35.5
2017				9.6	24.4	30.8	34.5	36.9	39.7	41.6
2018					17.6	39.6	49.5	56.7	61.7	65.2
2019						20.0	42.4	56.0	64.6	70.8
2020							15.8	38.6	52.2	59.6
2021								16.9	39.6	52.4
2022									18.4	39.7
2023										18.4
									Total	$487.4
			All outstanding liabilities before 2014, net of reinsurance[1]							30.2
			Liabilities for claims and claim adjustment expenses, net of reinsurance							$260.5
[1] Required supplementary information (unaudited)

Property Business
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2023
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2019[1]	2020[1]	2021[1]	2022[1]	2023
2019	$971.7	$965.2	$962.8	$965.8	$964.8	$9.0	73,051
2020		1,223.5	1,246.8	1,260.9	1,256.0	1.5	88,736
2021			1,539.6	1,516.3	1,503.2	23.6	89,864
2022				1,664.6	1,622.0	77.0	89,348
2023					1,582.5	392.4	75,812
				Total	$6,928.5
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2019[1]	2020[1]	2021[1]	2022[1]	2023
2019	$708.0	$930.4	$950.5	$959.3	$962.2
2020		832.5	1,141.2	1,210.7	1,237.2
2021			1,035.4	1,374.5	1,444.0
2022				1,041.7	1,469.5
2023					1,078.3
				Total	$6,191.2
	All outstanding liabilities before 2019, net of reinsurance[1]				7.4
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$744.7
[1] Required supplementary information (unaudited)

Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability
The following table reconciles the net incurred and paid claims development tables to the liability for claims and claim adjustment expenses:

(millions)	2023	2022
Net outstanding liabilities
Personal Lines
Agency, Liability	$8,109.0	$6,791.2
Agency, Physical Damage	213.3	261.5
Direct, Liability	8,818.0	7,187.2
Direct, Physical Damage	223.1	284.7
Commercial Lines
Liability	9,191.8	7,177.0
Physical Damage	197.4	211.2
Other	260.5	242.5
Property	744.7	839.7
Other business	88.7	108.9
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	27,846.5	23,103.9
Reinsurance recoverables on unpaid claims
Personal Lines
Agency, Liability	875.1	894.1
Agency, Physical Damage	0	0
Direct, Liability	1,471.3	1,485.4
Direct, Physical Damage	0	0
Commercial Lines
Liability	1,077.7	1,273.7
Physical Damage	1.4	0.5
Other	216.0	204.6
Property	631.4	1,068.1
Other business	475.1	559.0
Total reinsurance recoverables on unpaid claims	4,748.0	5,485.4
Unallocated claims adjustment expense related to:
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	1,753.7	1,696.2
Reinsurance recoverables on unpaid claims	41.0	73.8
Total gross liability for unpaid claims and claim adjustment expense	$34,389.2	$30,359.3

Short-duration Insurance Contracts, Schedule of Historical Claims Duration
The following table shows the average historical claims duration as of December 31, 2023:

(Required Supplementary Information - Unaudited)
Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance	Years
	1	2	3	4	5
Personal Lines
Agency, Liability	42.4%	33.1%	13.0%	6.0%	2.6%
Agency, Physical Damage	96.2	3.8	(0.1)	0.2	0.1
Direct, Liability	41.5	34.0	13.6	6.0	2.5
Direct, Physical Damage	97.1	2.9	(0.2)	0.1	0.1
Commercial Lines
Liability	16.5	27.8	22.4	15.8	8.7
Physical Damage	86.0	13.9	(0.2)	0	0
Other	20.9	26.1	14.7	9.0	6.4
Property	67.8	24.3	4.3	1.6	0.3